Xtrackers Harvest CSI 300 China A-Shares ETF Expense Example - Xtrackers Harvest CSI 300 China A-Shares ETF - Xtrackers Harvest CSI 300 China A-Shares ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810